Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	¥ (68)	¥ 152
Designated as Hedging Instrument | Foreign exchange forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	17	55
Designated as Hedging Instrument | Commodity futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(78)	67
Designated as Hedging Instrument | Commodity futures | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(196)	64
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income		2	0
Not Designated as Hedging Instrument | Interest rate currency swap agreements | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ 2	¥ (1)	¥ 2